Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member] ¥ in Thousands, $ in Thousands		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash		¥ 153	$ 21	¥ 9
Total current assets		153	21	9
Non-current assets:
Investment in subsidiaries		283,952	38,902	272,841
Deferred IPO expenses		2,571	352
Total non-current assets		286,523	39,254	272,841
Total assets		286,676	39,275	272,850
LIABILITIES AND SHAREHOLDERS’ EQUITY
Accrued expenses and other liabilities		2,571	352
Total liabilities		2,717	372
Commitments and contingencies
Shareholders’ equity:
Ordinary shares (US$0.000025 par value; 2,000,000,000 shares authorized; 45,666,376 shares issued and outstanding as of December 31, 2023 and 2024)	[1]	8	1	8
Additional paid-in capital		203,150	27,832	203,150
Statutory reserve		32,647	4,473	31,311
Retained earnings		48,151	6,597	38,381
Accumulated other comprehensive income		3
Total shareholders’ equity		283,959	38,903	272,850
Total liabilities and shareholders’ equity		286,676	39,275	272,850
Related Party
LIABILITIES AND SHAREHOLDERS’ EQUITY
Amount due to related parties		¥ 146	$ 20

[1]	Retroactively adjusted for effect of a 4-for-1 forward split on June 6, 2024.